UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
February 13, 2019 to March 13, 2019

Commission File Number of Issuing entity:	333-191331-01

Central Index Key Number of issuing entity:	0001587234

GS Mortgage Securities Trust 2013-GCJ16
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-191331

Central Index Key Number of depositor:	0001004158

GS Mortgage Securities Corporation II
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:	0001555524
0001592182
0001541502
0001576832
0001541001

LoanCore Capital Markets LLC
(formerly known as Jefferies LoanCore LLC)
Rialto Mortgage Finance, LLC
Goldman Sachs Mortgage Company
MC-Five Mile Commercial Mortgage Finance LLC
Citigroup Global Markets Realty Corp.
(Exact name of sponsor(s) as specified in its charters)

Leah Nivison (212) 902-1000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

46-4247688
46-4256503
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street
Chicago, IL
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7530
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

A-1	☐	☐	☒	_______
A-2	☐	☐	☒	_______
A-3	☐	☐	☒	_______
A-4	☐	☐	☒	_______
A-AB	☐	☐	☒	_______
X-A	☐	☐	☒	_______
X-B	☐	☐	☒	_______
A-S	☐	☐	☒	_______
B	☐	☐	☒	_______
PEZ	☐	☐	☒	_______
C	☐	☐	☒	_______

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☒ No ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.
On March 12, 2019 a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2013-GCJ16. The distribution report is attached as an Exhibit to this Form 10-D, please see item 9(b), Exhibit 99.1 for the related information.

No assets securitized by GS Mortgage Securities Corporation II (The "Depositor") and held by GS Mortgage Securities Trust 2013-GCJ16 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from February 13, 2019 to March 13, 2019.

The Depositor has filed a Form ABS-15G on February 14, 2019. The CIK number of the Depositor is 0001004158. There is no new activity to report at this time.

Goldman Sachs Mortgage Company (GSMC), one of the sponsors, has filed a Form ABS-15G on February 14, 2019. The CIK number of GSMC is 0001541502. There is no new activity to report at this time.

Citigroup Global Markets Realty Corp. (CGMRC), one of the sponsors, has filed a Form ABS-15G on February 14, 2019. The CIK number of CGMRC is 0001541001. There is no new activity to report at this time.

MC-Five Mile Commercial Mortgage Finance LLC (Five Mile), one of the sponsors, has filed a Form ABS-15G on January 25, 2019. The CIK number of Five Mile is 0001576832. There is no new activity to report at this time.

LoanCore Capital Markets LLC (f/k/a Jefferies LoanCore LLC), one of the sponsors, has filed a Form ABS-15G on February 01, 2019. The CIK number of LoanCore Capital Markets LLC is 0001555524. There is no new activity to report at this time.

Rialto Mortgage Finance, LLC, one of the sponsors, has filed a Form ABS-15G on February 06, 2019. The CIK number of Rialto Mortgage Finance, LLC is 0001592182. There is no new activity to report at this time.

Item 1A. Asset-Level Information.
Not applicable.

Item 1B. Asset Representations Reviewer and Investor Communication.
Not applicable.

PART II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.
None.

Item 10. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of GS Mortgage Securities Trust 2013-GCJ16, relating to the March 12, 2019 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II
(Depositor)

Date: March 26, 2019	/s/ Leah Nivison
Name: Leah Nivison
Title: CEO

EXHIBIT INDEX

Exhibit	Description
Exhibit 99.1	Monthly report distributed to holders of GS Mortgage Securities Trust 2013-GCJ16, relating to the March 12, 2019 distribution.